Share Capital (Details 6)	6 Months Ended		12 Months Ended
	Mar. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	58,711	58,711
Number of Options, Ending Balance	80,787	80,787	58,711	58,711
2013 Fixed Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	58,711	58,711	77,015	77,015	79,663	79,663
Number of Options, Granted	29,426	29,426	10,229	10,229	8,043	8,043
Number of Options, Expired	(1,671)	(1,671)	(4,033)	(4,033)	(3,048)	(3,048)
Number of Options, Expired	(5,679)	(5,679)	(24,500)	(24,500)	(7,643)	(7,643)
Number of Options, Ending Balance	80,787	80,787	58,711	58,711	77,015	77,015
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 40.18		$ 37.03		$ 36.19
Weighted Average Exercise Price, Granted | $ / shares	5.88		13.23		45.29
Weighted Average Exercise Price, Expired | $ / shares	112.56		77.98		74.90
Weighted Average Exercise Price, Expired | $ / shares		$ 36.19		$ 20.30		$ 36.54
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 26.46		$ 40.18		$ 37.03